UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 WASHINGTON, D.C. 20549

                         FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check Here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jeffrey McCord
Address: 1920-1177 West Hastings Street
	 C/O Vertex One Asset Management Inc.
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey McCord
Title:
Phone: 604-681-5359

Signature, Place, and Date of Signing:

Jeffrey McCord       Vancouver, British Columbia       Feb 14, 2011
-----------------   ---------------------------        ------------
   [Signature] 		 [City, State] 		          [Date]



Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number		Name
--------------------		---------------
028-12402			Vertex One Asset Management Inc.